Annual Report

[LOGO APPEARS HERE]

Emerging Growth Equity Fund
Advised by: RS Investment Management, L.P.

Focused Equity Fund
Advised by: Morgan Stanley Asset Management

Growth Equity Fund
Advised by: Goldman Sachs Asset Management

Disciplined Equity Fund
Advised by: J.P. Morgan Investment Management Inc.

Value Equity Fund
Advised by: Salomon Brothers Asset Management Inc

Balanced Fund
Advised by: OpCap Advisors


DECEMBER 31, 1999  LSA Variable Series Trust
--------------------------------------------------------------------------------

LSA Variable Series Trust
President's Letter

February 15, 2000

Dear Shareholders:

We are pleased to present you the initial LSA Variable Series Trust Annual Report dated December 31, 1999. We began operations on October 1, 1999, and as of December 31st total assets under management were nearly $44.2 million, including Allstate Life Insurance Company's initial start-up investment of $35 million.

The enclosed financial statements are for the six funds currently operating within the LSA Variable Series Trust. Each of the six funds has its own investment adviser. LSA Asset Management LLC is the investment adviser who oversees each of the fund's advisers. The following are the six funds available to insurance company separate accounts within the LSA Variable Series Trust:

Emerging Growth Equity Fund advised by RS Investment Management, L.P. Focused Equity Fund advised by Morgan Stanley Asset Management
Growth Equity Fund advised by Goldman Sachs Asset Management
Disciplined Equity Fund advised by J.P. Morgan Investment Management Inc. Value Equity Fund advised by Salomon Brothers Asset Management Inc Balanced Fund advised by OpCap Advisers

The LSA Variable Series Trust is committed to adding value to our shareholders and their contract owners.

Sincerely,

John Hunter
President
LSA Variable Series Trust

Emerging Growth Equity Fund
Advised by: RS Investment Management, L.P.
PORTFOLIO OF INVESTMENTS
December 31, 1999

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                               ----------

         COMMON STOCKS - 95.3%
         Advertising - 2.2%
  2,000  24/7 Media, Inc.*.........................................   $  112,500
  1,100  Lamar Advertising Co.*....................................       66,619
    200  MyPoints.com, Inc.*.......................................       14,800
    200  Webstakes.com, Inc.*......................................        3,950
                                                                      ----------
                                                                         197,869
                                                                      ----------
         Apparel Retailers - 1.0%
  1,000  American Eagle Outfitters*................................       45,000
  1,600  Factory 2-U Stores, Inc.*.................................       45,400
                                                                      ----------
                                                                          90,400
                                                                      ----------
         Banking - 0.7%
  1,600  Financial Federal Corp.*..................................       36,500
  1,000  NextCard, Inc.*...........................................       28,875
                                                                      ----------
                                                                          65,375
                                                                      ----------
         Building Materials - 1.4%
  1,300  Caprock Communications Corp.*.............................       42,169
  1,400  Cytyc Corp.*..............................................       85,488
                                                                      ----------
                                                                         127,657
                                                                      ----------
         Chemicals - 0.8%
  2,400  SurModics, Inc.*..........................................       72,000
                                                                      ----------
         Commercial Services - 1.6%
  3,300  Autoweb.com, Inc.*........................................       35,888
    100  Ebenx, Inc.*..............................................        4,525
    400  HotJobs.com Ltd.*.........................................       17,475
    900  Memberworks, Inc.*........................................       29,869
    400  Netcentives, Inc.*........................................       24,925
  1,000  On Assignment, Inc.*......................................       29,875
                                                                      ----------
                                                                         142,557
                                                                      ----------
         Communications - 8.5%
  3,000  American Tower Corp. - Class A*...........................       91,688
  1,600  Copper Mountain Networks, Inc.*...........................       78,000
  1,300  Crown Castle International Corp.*.........................       41,763
  1,000  Digital Lightwave, Inc.*..................................       64,000
    550  Ditech Communications Corp.*..............................       51,425
  1,000  Echostar Communications Corp. -
          Class A*.................................................       97,500
    600  Efficient Networks, Inc.*.................................       40,800
    700  Intraware, Inc.*..........................................       55,956
  1,400  McLeodUSA, Inc. - Class A*................................       82,425

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                               ----------
         Communications (Continued)

    600  Network Appliance, Inc.*..................................   $   49,838
    900  Panamsat Corp.*...........................................       53,438
  1,000  Sawtek, Inc.*.............................................       66,563
    100  XM Satellite Radio Holdings, Inc. -Class A*...............        3,813
                                                                      ----------
                                                                         777,209
                                                                      ----------
         Computer Integrated Systems Design - 6.3%
    750  About.com, Inc.*..........................................       67,313
    500  Applied Theory Corp.*.....................................       13,875
  1,300  Aware, Inc.*..............................................       47,288
    600  Broadvision, Inc.*........................................      102,038
    800  Clarent Corp.*............................................       62,200
  2,300  Exchange Applications, Inc.*..............................      128,513
    700  Filenet Corp.*............................................       17,850
  2,500  Netscout Systems, Inc.*...................................       77,500
    400  Sapient Corp.*............................................       56,375
                                                                      ----------
                                                                         572,952
                                                                      ----------
         Computer Programming Services - 7.9%
    700  Business Objects SA - ADR*................................       93,538
     50  C-Bridge Internet Solutions, Inc.*........................        2,431
  1,400  Macromedia, Inc.*.........................................      102,375
    700  Mercury Interactive Corp.*................................       75,556
  1,500  Network Solutions, Inc.*..................................      326,329
    700  PCOrder.com, Inc.*........................................       35,700
    500  Primus Knowledge Solutions, Inc.*.........................       22,656
    500  RealNetworks, Inc.*.......................................       60,156
                                                                      ----------
                                                                         718,741
                                                                      ----------
         Computer Related Services - 3.2%
  2,300  Acxiom Corp.*.............................................       55,200
     50  El Sitio, Inc.*...........................................        1,838
    200  Espeed, Inc. - Class A*...................................        7,113
     50  Gric Communications, Inc.*................................        1,269
    400  Keynote Systems, Inc.*....................................       29,500
    750  Navisite, Inc.*...........................................       75,000
    400  NBC Internet, Inc. - Class A*.............................       30,900
    200  NetCreations, Inc.*.......................................        8,800
    400  RSA Security, Inc.*.......................................       31,000
    600  Scient Corp.*.............................................       51,863
                                                                      ----------
                                                                         292,483
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

Emerging Growth Equity Fund
Advised by: RS Investment Management, L.P.
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1999

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                               ----------

         COMMON STOCKS (Continued)
         Computers & Information - 1.6%
    300  Extended Systems, Inc.*...................................   $   14,363
    600  Extreme Networks, Inc.*...................................       50,100
    200  Foundry Networks, Inc.*...................................       60,338
    150  Immersion Corp.*..........................................        5,756
    200  Sandisk Corp.*............................................       19,250
                                                                      ----------
                                                                         149,807
                                                                      ----------
         Data Processing and Preparation - 2.2%
    600  Bisys Group, Inc.*........................................       39,150
    400  Cybersource Corp.*........................................       20,700
    600  Fiserv, Inc.*.............................................       22,988
    300  Internap Network Services*................................       51,900
  1,400  Verio, Inc.*..............................................       64,663
                                                                      ----------
                                                                         199,401
                                                                      ----------
         Electronics - 5.2%
    300  Applied Micro Circuits Corp.*.............................       38,175
  1,300  Conexant Systems, Inc.*...................................       86,288
  1,000  Cree Research, Inc.*......................................       85,375
  1,400  Integrated Device Technology, Inc.*.......................       40,600
    600  Lattice Semiconductor Corp.*..............................       28,275
  1,000  MIPS Technologies, Inc. - Class A*........................       52,000
  1,200  Power Integrations, Inc.*.................................       57,525
    300  RF Micro Devices, Inc.*...................................       20,531
  1,500  Silicon Storage Technology, Inc.*.........................       61,875
    100  Zoran Corp.*..............................................        5,575
                                                                      ----------
                                                                         476,219
                                                                      ----------
         Entertainment & Leisure - 1.1%
    600  Macrovision Corp.*........................................       44,400
  1,500  Ticketmaster Online-CitySearch -
          Class B*.................................................       57,656
                                                                      ----------
                                                                         102,056
                                                                      ----------
         Financial Services - 1.9%
  3,800  Knight/Trimark Group, Inc. -
          Class A*.................................................      174,800
    100  Web Street, Inc.*.........................................        1,238
                                                                      ----------
                                                                         176,038
                                                                      ----------
         Home Construction, Furnishings & Appliances - 0.5%
    600  Gemstar International Group Ltd.*.........................       42,750
                                                                      ----------

                                                                      Value
 Shares                                                              (Note 1)
 ------                                                             ----------

         Information Retrieval Services - 4.2%
    100  CMGI, Inc.*.............................................   $   27,688
    600  Earthlink Network, Inc.*................................       25,500
    600  Infospace.com, Inc.*....................................      128,400
    100  Mothernature.com*.......................................          731
  1,300  National Information Consortium, Inc.*..................       41,600
    800  Psinet, Inc.*...........................................       49,400
  2,100  Sportsline USA, Inc.*...................................      105,263
                                                                    ----------
                                                                       378,582
                                                                    ----------
         Lodging - 0.7%
  1,200  Four Seasons Hotels, Inc................................       63,900
                                                                    ----------
         Media - Broadcasting & Publishing - 8.6%
  1,100  Allegiance Telecom, Inc.*...............................      101,475
    800  AMFM, Inc.*.............................................       62,600
  1,200  Citadel Communications Corp.*...........................       77,850
    800  COX Radio, Inc. - Class A*..............................       79,800
    200  Cumulus Media, Inc. - Class A*..........................       10,150
    400  Emmis Communications Corp. -
          Class A*...............................................       49,856
  1,200  Entercom Communications Corp.*..........................       79,200
    700  Hispanic Broadcasting Corp.*............................       64,553
  3,350  Infinity Broadasting Corp. - Class A*...................      121,228
  1,850  Spanish Broadcasting System -
          Class A*...............................................       74,463
    600  Univision Communications, Inc. -
          Class A*...............................................       61,313
    100  Wink Communications, Inc.*..............................        6,006
                                                                    ----------
                                                                       788,494
                                                                    ----------
         Medical Supplies - 1.6%
  1,700  Resmed, Inc.*...........................................       70,975
  2,400  Visible Genetics, Inc.*.................................       72,000
                                                                    ----------
                                                                       142,975
                                                                    ----------
         Miscellaneous - 0.8%
  3,100  Student Advantage, Inc.*................................       68,781
                                                                    ----------
         Pharmaceuticals - 2.6%
  1,300  Medarex, Inc.*..........................................       48,425
    600  Medimmune, Inc.*........................................       99,525
    900  Pharmacyclics, Inc.*....................................       37,125
    700  Protein Design Labs, Inc.*..............................       49,000
                                                                    ----------
                                                                       234,075
                                                                    ----------

   The accompanying notes are an integral part of these financial statements.

Emerging Growth Equity Fund
Advised by: RS Investment Management, L.P.
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1999

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                               ----------

         COMMON STOCKS (Continued)
         Prepackaged Software - 23.3%
  5,200  Activision, Inc.*.........................................   $   79,625
  1,100  Aspect Development, Inc.*.................................       75,350
  3,400  BEA Systems, Inc.*........................................      237,788
    800  Bluestone Software, Inc.*.................................       92,000
  1,500  Brio Technology, Inc.*....................................       63,000
    800  Broadbase Software, Inc.*.................................       90,000
    200  Check Point Software Technologies*........................       39,750
  1,300  Digex, Inc.*..............................................       89,375
    600  HNC Software*.............................................       63,450
    600  Informatica Corp.*........................................       63,825
  1,300  Interactive Intelligence, Inc.*...........................       34,613
  1,600  ISS Group, Inc.*..........................................      113,800
  1,000  Legato Systems, Inc.*.....................................       68,813
  1,300  Liquid Audio*.............................................       34,125
  2,600  NETIQ Corp.*..............................................      135,363
    500  Netopia, Inc.*............................................       27,156
  1,000  PC-Tel, Inc.*.............................................       52,500
  1,200  Peregrine Systems, Inc.*..................................      101,025
    750  Proxicom, Inc.*...........................................       93,234
  2,200  Ramp Networks, Inc.*......................................       33,550
  2,000  Sagent Technology, Inc.*..................................       59,875
  1,100  Scientific Learning Corp.*................................       40,150
    300  Segue Software, Inc.*.....................................        7,500
    700  Siebel Systems, Inc.*.....................................       58,800
    700  Silknet Software, Inc.*...................................      116,025
    300  Tibco Software, Inc.*.....................................       45,900
  1,200  TSI International Software Ltd.*..........................       67,950
    800  Veritas Software Corp.*...................................      114,500
    250  Vignette Corp.*...........................................       40,750
                                                                      ----------
                                                                       2,139,792
                                                                      ----------
         Real Estate - 0.7%
  1,400  Pinnacle Holdings, Inc.*..................................       59,325
                                                                      ----------
         Retailers - 1.4%
  1,600  Bed Bath & Beyond, Inc.*..................................       55,600
    900  Valuevision International, Inc.*..........................       51,581
  1,900  Vitaminshoppe.com*........................................       17,338
                                                                      ----------
                                                                         124,519
                                                                      ----------

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                               ----------

         Telephone Systems - 4.6%
  2,400  Concentric Network Corp.*.................................   $   73,950
  1,100  Covad Communications Group, Inc.*.........................       61,531
  1,550  DSL.Net, Inc.*............................................       22,378
  2,700  Electric Lightwave, Inc. - Class A*.......................       50,625
    100  Ibasis, Inc.*.............................................        2,875
  1,300  ITXC Corp.*...............................................       43,713
    900  Metromedia Fiber Network, Inc. -
          Class A*.................................................       43,144
  1,300  Primus Telecommunications Group, Inc.*....................       49,725
    350  Research In Motion Ltd.*..................................       16,166
    900  Viatel, Inc.*.............................................       48,263
    250  Z-Tel Technologies, Inc.*.................................       10,094
                                                                      ----------
                                                                         422,464
                                                                      ----------
         Transportation - 0.7%
    500  Expedia, Inc. - Class A*..................................       17,500
  1,100  Forward Air Corp.*........................................       47,713
                                                                      ----------
                                                                          65,213
                                                                      ----------
         TOTAL INVESTMENTS - 95.3%
          (Cost $5,384,025)........................................    8,691,634
         Other Assets and Liabilities
          (net) - 4.7%.............................................      427,184
                                                                      ----------
         TOTAL NET ASSETS - 100.0%.................................   $9,118,818
                                                                      ==========

    Notes to the Portfolio of Investments:
    ADR - American Depository Receipt
    *Non-income producing security.
   The accompanying notes are an integral part of these financial statements.

Focused Equity Fund
Advised by: Morgan Stanley Asset Management
PORTFOLIO OF INVESTMENTS
December 31, 1999

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                               ----------

         COMMON STOCKS - 96.5%
         Aerospace & Defense - 2.3%
  1,100  General Dynamics Corp. ...................................   $   58,025
  1,200  Textron, Inc. ............................................       92,025
                                                                      ----------
                                                                         150,050
                                                                      ----------
         Apparel Retailers - 1.1%
  1,600  Intimate Brands, Inc. ....................................       69,000
                                                                      ----------
         Banking - 3.3%
    600  American Express Co. .....................................       99,750
  3,000  Bank of New York Co., Inc. ...............................      120,000
                                                                      ----------
                                                                         219,750
                                                                      ----------
         Beverages, Food & Tobacco - 0.7%
  1,600  Keebler Foods Co.*........................................       45,000
                                                                      ----------
         Building Materials - 4.1%
  3,900  Home Depot, Inc. .........................................      267,394
                                                                      ----------
         Communications - 14.3%
  3,600  American Tower Corp. - Class A*...........................      110,025
  3,100  Associated Group, Inc. - Class B*.........................      285,200
  1,200  Lucent Technologies, Inc. ................................       89,775
  1,700  Motorola, Inc. ...........................................      250,325
  2,100  Nortel Networks Corp. ....................................      212,100
                                                                      ----------
                                                                         947,425
                                                                      ----------
         Computer Integrated Systems Design - 1.3%
  1,100  Sun Microsystems, Inc.*...................................       85,181
                                                                      ----------
         Computers & Information - 5.4%
  3,300  Cisco Systems, Inc.*......................................      353,513
                                                                      ----------
         Cosmetics & Personal Care - 1.8%
  1,100  Procter & Gamble Co. .....................................      120,519
                                                                      ----------
         Electric Utilities - 1.9%
  3,400  Montana Power Co. ........................................      122,613
                                                                      ----------
         Electronics - 6.3%
  2,100  Intel Corp. ..............................................      172,856
  3,700  Maxim Integrated Products*................................      174,594
    700  Texas Instruments, Inc. ..................................       67,813
                                                                      ----------
                                                                         415,263
                                                                      ----------
         Entertainment & Leisure - 3.2%
  1,100  AT&T - Liberty Media Group -
          Class A*.................................................       62,425
  2,000  Time Warner, Inc. ........................................      144,875
                                                                      ----------
                                                                         207,300
                                                                      ----------

                                                                      Value
 Shares                                                              (Note 1)
 ------                                                             ----------

         Heavy Machinery - 5.5%
    700  Applied Materials, Inc.*................................   $   88,681
  4,200  United Technologies Corp. ..............................      273,000
                                                                    ----------
                                                                       361,681
                                                                    ----------
         Home Construction, Furnishings & Appliances - 5.0%
  2,100  General Electric Co. ...................................      324,975
                                                                    ----------
         Industrial - Diversified - 5.8%
  9,800  Tyco International Ltd. ................................      380,972
                                                                    ----------
         Information Retrieval Services - 1.3%
  1,100  America Online, Inc. ...................................       82,981
                                                                    ----------
         Media - Broadcasting & Publishing - 6.9%
  1,100  AMFM, Inc.*.............................................       86,075
  3,300  Clear Channel Communications*...........................      294,525
    900  MediaOne Group, Inc.*...................................       69,131
                                                                    ----------
                                                                       449,731
                                                                    ----------
         Medical Supplies - 1.0%
    400  JDS Uniphase Corp.*.....................................       64,525
                                                                    ----------
         Pharmaceuticals - 10.8%
  1,700  American Home Products Corp. ...........................       67,044
  2,950  Bristol-Myers Squibb Co. ...............................      189,353
  1,300  Merck & Co., Inc. ......................................       87,181
  3,800  Pfizer, Inc. ...........................................      123,263
  3,000  Warner-Lambert Co. .....................................      245,813
                                                                    ----------
                                                                       712,654
                                                                    ----------
         Prepackaged Software - 5.7%
  3,200  Microsoft Corp.*........................................      373,600
                                                                    ----------
         Retailers - 2.5%
  1,800  Costco Wholesale Corp.*.................................      164,250
                                                                    ----------
         Telephone Systems - 6.3%
    500  Associated Group, Inc. - Class A*.......................       45,625
  3,000  Bell Atlantic Corp. ....................................      184,688
  3,450  MCI Worldcom, Inc.*.....................................      183,066
                                                                    ----------
                                                                       413,379
                                                                    ----------
         TOTAL INVESTMENTS - 96.5%
          (Cost $5,441,204)......................................    6,331,756
         Other Assets and Liabilities
          (net) - 3.5%...........................................      232,301
                                                                    ----------
         TOTAL NET ASSETS - 100.0%...............................   $6,564,057
                                                                    ==========

    Notes to the Portfolio of Investments:
    *Non-income producing security.
   The accompanying notes are an integral part of these financial statements.

Growth Equity Fund
Advised by: Goldman Sachs Asset Management
PORTFOLIO OF INVESTMENTS
December 31, 1999

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                               ----------

         COMMON STOCKS - 99.3%
         Automotive - 0.8%
    600  Ford Motor Co. ...........................................   $   32,063
    300  General Motors Corp. .....................................       21,806
                                                                      ----------
                                                                          53,869
                                                                      ----------
         Banking - 7.7%
    800  Bank of America Corp. ....................................       40,150
    400  Bank of New York Co., Inc. ...............................       16,000
  1,700  Citigroup, Inc. ..........................................       94,456
  1,200  Fannie Mae................................................       74,925
  1,600  Freddie Mac...............................................       75,300
  2,700  MBNA Corp. ...............................................       73,575
  1,200  State Street Corp. .......................................       87,675
    800  Wells Fargo Co. ..........................................       32,350
                                                                      ----------
                                                                         494,431
                                                                      ----------
         Beverages, Food & Tobacco - 4.1%
  1,600  Coca-Cola Co. ............................................       93,200
  1,600  Pepsico, Inc. ............................................       56,400
    900  Philip Morris Companies, Inc. ............................       20,869
  2,100  Ralston-Ralston Purina Group..............................       58,538
    400  Wrigley (Wm.) Jr. Co. ....................................       33,175
                                                                      ----------
                                                                         262,182
                                                                      ----------
         Building Materials - 1.8%
    900  Home Depot, Inc. .........................................       61,706
    600  Johnson & Johnson.........................................       55,875
                                                                      ----------
                                                                         117,581
                                                                      ----------
         Chemicals - 1.0%
    200  Dow Chemical Co...........................................       26,725
    600  Du Pont (E.I.) de Nemours.................................       39,525
                                                                      ----------
                                                                          66,250
                                                                      ----------
         Commercial Services - 1.7%
  1,800  Cendant Corp.*............................................       47,813
  2,000  Service Corp. International...............................       13,875
  1,100  Valassis Communications, Inc.*............................       46,475
                                                                      ----------
                                                                         108,163
                                                                      ----------
         Communications - 6.3%
  1,500  Crown Castle International Corp.*.........................       48,188
    500  Echostar Communications Corp. -
          Class A*.................................................       48,750
    400  General Instrument Corp.*.................................       34,000

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                               ----------

         Communications (Continued)
  1,200  Lucent Technologies, Inc..................................   $   89,775
    700  Nortel Networks Corp......................................       70,700
    640  Qualcomm, Inc.*...........................................      112,720
                                                                      ----------
                                                                         404,133
                                                                      ----------
         Computer Integrated Systems Design - 1.8%
  1,500  Sun Microsystems, Inc.*...................................      116,156
                                                                      ----------
         Computer Programming Services - 1.2%
    100  Network Solutions, Inc.*..................................       21,756
    300  VeriSign, Inc.*...........................................       57,281
                                                                      ----------
                                                                          79,037
                                                                      ----------
         Computer Related Services - 0.8%
    500  Checkfree Holdings Corp.*.................................       52,250
                                                                      ----------
         Computer Software & Processing
         - 0.4%
    600  At Home Corp. - Series A*.................................       25,725
                                                                      ----------
         Computers & Information - 6.4%
  1,800  Cisco Systems, Inc.*......................................      192,825
    600  Dell Computer Corp.*......................................       30,600
    800  EMC Corp.*................................................       87,400
    900  International Business Machines Corp......................       97,200
                                                                      ----------
                                                                         408,025
                                                                      ----------
         Cosmetics & Personal Care - 3.7%
  1,400  Avon Products.............................................       46,200
  1,900  Colgate-Palmolive Co......................................      123,500
    600  Procter & Gamble Co.......................................       65,738
                                                                      ----------
                                                                         235,438
                                                                      ----------
         Data Processing and Preparation - 1.7%
    600  Automatic Data Processing.................................       32,325
  1,600  First Data Corp...........................................       78,900
                                                                      ----------
                                                                         111,225
                                                                      ----------
         Electric Utilities - 1.8%
  1,500  AES Corp.*................................................      112,125
                                                                      ----------
         Electronics - 3.1%
  1,900  Intel Corp. ..............................................      156,394
    400  Texas Instruments, Inc. ..................................       38,750
                                                                      ----------
                                                                         195,144
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

Growth Equity Fund
Advised by: Goldman Sachs Asset Management
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1999

                                                                      Value
 Shares                                                              (Note 1)
 ------                                                             ----------

         COMMON STOCKS (Continued)
         Entertainment & Leisure - 5.3%
  2,600  AT&T - Liberty Media Group -
          Class A*...............................................   $  147,550
    600  Disney (Walt) Co. ......................................       17,550
  1,000  Harrah's Entertainment, Inc.*...........................       26,438
    700  Hasbro, Inc. ...........................................       13,344
  1,800  Time Warner, Inc. ......................................      130,388
                                                                    ----------
                                                                       335,270
                                                                    ----------
         Financial Services - 0.4%
    600  Schwab (Charles) Corp. .................................       23,025
                                                                    ----------
         Forest Products & Paper - 0.5%
    300  International Paper Co. ................................       16,931
    200  Weyerhaeuser Co. .......................................       14,363
                                                                    ----------
                                                                        31,294
                                                                    ----------
         Home Construction, Furnishings & Appliances - 4.4%
  1,800  General Electric Co. ...................................      278,550
                                                                    ----------
         Household Products - 0.2%
    100  Corning, Inc. ..........................................       12,894
                                                                    ----------
         Information Retrieval Services - 2.1%
  1,200  America Online, Inc. ...................................       90,525
    100  Yahoo, Inc.*............................................       43,269
                                                                    ----------
                                                                       133,794
                                                                    ----------
         Insurance - 1.8%
    300  AMBAC Financial Group, Inc. ............................       15,656
    600  American International Group............................       64,875
    400  Hartford Life, Inc. - Class A...........................       17,600
    500  Nationwide Financial Services -
          Class A................................................       13,969
                                                                    ----------
                                                                       112,100
                                                                    ----------
         Lodging - 1.1%
  1,100  Marriott International, Inc. - Class A..................       34,719
  1,400  Starwood Hotels & Resorts World.........................       32,900
                                                                    ----------
                                                                        67,619
                                                                    ----------
         Manufacturing - 0.6%
    400  Minnesota Mining & Manufacturing Co.....................       39,150
                                                                    ----------
         Media - Broadcasting & Publishing - 8.8%
    700  AMFM, Inc.*.............................................       54,775
  2,200  Belo (A.H.) Corp. - Series A............................       41,938

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                               ----------

         Media - Broadcasting & Publishing (Continued)
    500  Cablevision Systems Corp. -
          Class A*.................................................   $   37,750
  1,100  CBS Corp.*................................................       70,331
    600  Central Newspapers, Inc. - Class A........................       23,625
    300  Clear Channel Communications*.............................       26,775
  1,200  Comcast Corp. - Class A...................................       60,675
    500  Gannett Co., Inc. ........................................       40,781
  1,100  Infinity Broadasting Corp. - Class A*.....................       39,806
  1,200  MediaOne Group, Inc.*.....................................       92,175
    800  New York Times Co. - Class A..............................       39,300
    400  Tribune Co. ..............................................       22,025
  1,000  Ziff Davis, Inc.*.........................................       15,813
                                                                      ----------
                                                                         565,769
                                                                      ----------
         Metals - 0.3%
    200  Alcoa, Inc. ..............................................       16,600
                                                                      ----------
         Oil & Gas - 6.3%
    200  Atlantic Richfield Co. ...................................       17,300
    300  Chevron Corp. ............................................       25,988
    300  Enron Corp. ..............................................       13,313
  1,960  Exxon Mobil Corp. ........................................      157,903
  2,300  Nabisco Group Holdings Corp. .............................       24,438
  1,100  Royal Dutch Petroleum Co. ................................       66,481
  1,100  Schlumberger Ltd. ........................................       61,875
    300  Texaco, Inc. .............................................       16,294
    213  Transocean Sedco Forex, Inc. .............................        7,174
    300  Unocal Corp. .............................................       10,069
                                                                      ----------
                                                                         400,835
                                                                      ----------
         Pharmaceuticals - 7.6%
  1,600  American Home Products Corp. .............................       63,100
    400  Amgen, Inc.*..............................................       24,025
  1,800  Bristol-Myers Squibb Co. .................................      115,538
    500  Lilly (Eli) & Co. ........................................       33,250
    800  Merck & Co., Inc. ........................................       53,650
  2,300  Pfizer, Inc. .............................................       74,606
    900  Schering-Plough Corp. ....................................       37,969
  1,100  Warner-Lambert Co. .......................................       90,131
                                                                      ----------
                                                                         492,269
                                                                      ----------
         Prepackaged Software - 6.2%
  2,600  Microsoft Corp.*..........................................      303,543
    800  Oracle Corp.*.............................................       89,650
                                                                      ----------
                                                                         393,193
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

Growth Equity Fund
Advised by: Goldman Sachs Asset Management
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1999

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                               ----------

         COMMON STOCKS (Continued)
         Restaurants - 0.4%
    600  McDonald's Corp. .........................................   $   24,188
                                                                      ----------
         Retailers - 4.1%
    400  CVS Corp. ................................................       15,975
    400  Tandy Corp. ..............................................       19,675
  2,000  Walgreen Co. .............................................       58,500
  2,400  Wal-Mart Stores, Inc. ....................................      165,900
                                                                      ----------
                                                                         260,050
                                                                      ----------
         Telephone Systems - 4.7%
  1,100  GTE Corp. ................................................       77,619
  2,100  MCI Worldcom, Inc.*.......................................      111,431
  1,800  SBC Communications, Inc. .................................       87,750
    200  Sprint Corp. (PCS Group)*.................................       20,500
                                                                      ----------
                                                                         297,300
                                                                      ----------
         Transportation - 0.2%
    500  Galileo International, Inc. ..............................       14,969
                                                                      ----------
         TOTAL INVESTMENTS - 99.3%
          (Cost $5,335,431)........................................    6,340,603
         Other Assets and Liabilities
          (net) -  0.7%............................................       42,960
                                                                      ----------
         TOTAL NET ASSETS - 100.0%.................................   $6,383,563
                                                                      ==========

    Notes to the Portfolio of Investments:
    *Non-income producing security.
   The accompanying notes are an integral part of these financial statements.

Disciplined Equity Fund
Advised by: J.P. Morgan Investment Management Inc.
PORTFOLIO OF INVESTMENTS
December 31, 1999

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                               ----------

         COMMON STOCKS - 98.4%
         Advertising - 0.2%
    100  Doubleclick, Inc.* .......................................   $   25,306
                                                                      ----------
         Aerospace & Defense - 0.6%
    100  Goodrich (B.F.) Co. ......................................        2,750
  1,200  Honeywell International, Inc..............................       69,225
      5  Teledyne Technologies, Inc.*..............................           47
                                                                      ----------
                                                                          72,022
                                                                      ----------
         Airlines - 0.2%
    200  AMR Corp.*................................................       13,400
    100  Northwest Airlines Corp.*.................................        2,225
    700  Southwest Airlines........................................       11,331
                                                                      ----------
                                                                          26,956
                                                                      ----------
         Apparel Retailers - 0.9%
    200  Abercrombie & Fitch Co. - Class A*........................        5,338
  2,000  Gap, Inc. ................................................       92,000
    300  Nordstrom, Inc. ..........................................        7,856
                                                                      ----------
                                                                         105,194
                                                                      ----------
         Automotive - 1.7%
    400  Dana Corp. ...............................................       11,975
  1,400  Delphi Automotive Systems.................................       22,050
  2,200  Ford Motor Co. ...........................................      117,563
    400  Genuine Parts Co. ........................................        9,925
    400  Goodyear Tire & Rubber Co. ...............................       11,275
    400  ITT Industries, Inc. .....................................       13,375
    200  Paccar, Inc. .............................................        8,863
                                                                      ----------
                                                                         195,026
                                                                      ----------
         Banking - 8.5%
    800  Amsouth Bancorporation....................................       15,450
    100  Associated Banc-Corp. ....................................        3,425
  1,400  Associates First Capital Corp. -
          Class A..................................................       38,413
  3,200  Bank of America Corp. ....................................      160,600
  2,200  Bank One Corp. ...........................................       70,538
    400  Charter One Financial, Inc. ..............................        7,650
  1,000  Citigroup, Inc. ..........................................       55,563
    300  Comerica, Inc. ...........................................       14,006
    100  Commerce Bancshares, Inc. ................................        3,388
    300  Compass Bancshares, Inc. .................................        6,694
    500  C.I.T. Group, Inc. - Class A..............................       10,563

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                               ----------

         Banking (Continued)
    400  Dime Bancorp, Inc. .......................................   $    6,050
    800  Fannie Mae................................................       49,950
    100  Finova Group, Inc. .......................................        3,550
    300  First Tennessee National Corp. ...........................        8,550
  2,200  First Union Corp. ........................................       72,188
  1,900  Firstar Corp. ............................................       40,138
    200  FirstMerit Corp. .........................................        4,600
  1,400  Fleet Boston Corp. .......................................       48,738
  1,400  Freddie Mac...............................................       65,888
    300  Golden West Financial Corp. ..............................       10,050
    200  Greenpoint Financial Corp. ...............................        4,763
    400  Hibernia Corp. - Class A..................................        4,250
    900  Household International, Inc. ............................       33,525
    400  Huntington Bancshares.....................................        9,550
  1,000  Keycorp ..................................................       22,125
    200  Mercantile Bankshares Corp. ..............................        6,388
  1,200  National City Corp. ......................................       28,425
    300  North Fork Bancorporation.................................        5,250
    700  PNC Bank Corp. ...........................................       31,150
    500  Regions Financial Corp. ..................................       12,563
    300  Southtrust Corp. .........................................       11,344
    400  Summit Bancorp............................................       12,250
    200  TCF Financial Corp. ......................................        4,975
    300  Union Planters Corp. .....................................       11,831
  1,400  U.S. Bancorp..............................................       33,338
  1,300  Washington Mutual, Inc. ..................................       33,800
                                                                      ----------
                                                                         961,519
                                                                      ----------
         Beverages, Food & Tobacco - 4.1%
  2,500  Coca-Cola Co. ............................................      145,625
    600  General Mills, Inc. ......................................       21,450
    700  Heinz (H.J.) Co. .........................................       27,869
    300  Hershey Foods Corp. ......................................       14,250
  4,000  Philip Morris Companies, Inc. ............................       92,750
  1,200  Safeway, Inc.*............................................       42,675
  2,000  Seagram Co. Ltd. .........................................       89,875
    600  Unilever N.V. ............................................       32,663
                                                                      ----------
                                                                         467,157
                                                                      ----------
         Building Materials - 1.0%
  1,500  Home Depot, Inc. .........................................      102,844
    100  Johnson & Johnson.........................................        9,313
    100  USG Corp. ................................................        4,713
                                                                      ----------
                                                                         116,870
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

Disciplined Equity Fund
Advised by: J.P. Morgan Investment Management Inc.
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1999

                                                                      Value
 Shares                                                             (Note 1)
 ------                                                            -----------

         COMMON STOCKS (Continued)
         Chemicals - 1.7%
  1,000  Air Products & Chemicals, Inc. ........................   $    33,563
    100  Dow Chemical Co. ......................................        13,363
  2,000  Monsanto Co. ..........................................        71,250
    300  PPG Industries, Inc. ..................................        18,769
    200  Praxair, Inc. .........................................        10,063
    600  Solutia, Inc. .........................................         9,263
    600  Union Carbide Corp. ...................................        40,050
                                                                   -----------
                                                                       196,321
                                                                   -----------
         Commercial Services - 1.1%
  3,400  Cendant Corp.*.........................................        90,313
    300  Equifax, Inc. .........................................         7,069
    700  Service Corp. International............................         4,856
  1,600  Waste Management, Inc. ................................        27,500
                                                                   -----------
                                                                       129,738
                                                                   -----------
         Communications - 3.9%
  4,100  Lucent Technologies, Inc. .............................       306,731
    900  Motorola, Inc. ........................................       132,525
                                                                   -----------
                                                                       439,256
                                                                   -----------
         Computer Integrated Systems Design - 2.1%
    200  3Com Corp.*............................................         9,400
  3,000  Sun Microsystems, Inc.*................................       232,313
                                                                   -----------
                                                                       241,713
                                                                   -----------
         Computer Software & Processing - 0.4%
    600  Electronic Data Systems Corp. .........................        40,163
                                                                   -----------
         Computers & Information - 6.8%
  4,100  Cisco Systems, Inc.*...................................       439,213
  1,500  Compaq Computer Corp. .................................        40,594
  1,600  EMC Corp.*.............................................       174,800
    700  International Business Machines Corp. .................        75,600
    200  Lexmark International Group, Inc. -Class A*............        18,100
    200  Quantum Corp. - DLT & Storage Systems*.................         3,025
    300  Seagate Technology, Inc.*..............................        13,969
                                                                   -----------
                                                                       765,301
                                                                   -----------
         Cosmetics & Personal Care - 2.5%
    500  Clorox Co. ............................................        25,188

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                              -----------

         Cosmetics & Personal Care (Continued)
  1,600  Gillette Co. ............................................   $    65,900
  1,800  Procter & Gamble Co. ....................................       197,213
                                                                     -----------
                                                                         288,301
                                                                     -----------
         Data Processing and Preparation - 0.6%
    700  Automatic Data Processing................................        37,713
    600  First Data Corp. ........................................        29,588
                                                                     -----------
                                                                          67,301
                                                                     -----------
         Electric Utilities - 2.1%
    300  Allegheny Energy, Inc. ..................................         8,081
    700  Carolina Power & Light ..................................        21,306
  1,200  Central & South West Corp. ..............................        24,000
    400  Cinergy Corp. ...........................................         9,650
    300  CMS Energy Corp. ........................................         9,356
    800  Dominion Resources, Inc. ................................        31,400
    300  DTE Energy Co. ..........................................         9,413
    400  FPL Group, Inc. .........................................        17,125
    300  GPU, Inc. ...............................................         8,981
    300  NiSource, Inc. ..........................................         5,363
    800  Northern States Power Co. ...............................        15,600
    900  PG&E Corp. ..............................................        18,450
    200  Pinnacle West Capital Corp. .............................         6,113
    300  PP&L Resources, Inc. ....................................         6,863
    200  Reliant Energy, Inc. ....................................         4,575
    300  Teco Energy, Inc. .......................................         5,569
    700  Texas Utilities Co. .....................................        24,894
    300  Wisconsin Energy Corp. ..................................         5,775
                                                                     -----------
                                                                         232,514
                                                                     -----------
         Electrical Equipment - 0.1%
    200  Emerson Electric Co. ....................................        11,475
                                                                     -----------
         Electronics - 4.8%
  4,400  Intel Corp. .............................................       362,175
    300  National Semiconductor Corp.*............................        12,844
    900  Raytheon Co. - Class B...................................        23,906
  1,500  Texas Instruments, Inc. .................................       145,313
                                                                     -----------
                                                                         544,238
                                                                     -----------
         Entertainment & Leisure - 2.4%
  2,500  AT&T - Liberty Media Group -
          Class A*................................................       141,875
  1,000  Eastman Kodak Co. .......................................        66,250

   The accompanying notes are an integral part of these financial statements.

Disciplined Equity Fund
Advised by: J.P. Morgan Investment Management Inc.
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1999

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                              -----------

         COMMON STOCKS (Continued)
         Entertainment & Leisure (Continued)
    400  Hasbro, Inc. ............................................   $     7,625
    900  Mattel, Inc. ............................................        11,813
  1,800  Xerox Corp. .............................................        40,838
                                                                     -----------
                                                                         268,401
                                                                     -----------
         Financial Services - 1.5%
    300  Bear Stearns Companies, Inc. ............................        12,825
    200  Countrywide Credit IND, Inc. ............................         5,050
    600  Goldman Sachs Group, Inc. ...............................        56,513
    800  Merrill Lynch & Co. .....................................        66,800
    300  Paine Webber Group, Inc. ................................        11,644
    800  TD Waterhouse Group*.....................................        13,150
                                                                     -----------
                                                                         165,982
                                                                     -----------
         Food Retailers - 0.5%
    600  Albertson's, Inc. .......................................        19,350
  1,900  Kroger Co.*..............................................        35,863
                                                                     -----------
                                                                          55,213
                                                                     -----------
         Forest Products & Paper - 0.8%
    100  Bowater, Inc. ...........................................         5,431
    600  Fort James Corp. ........................................        16,425
    200  Georgia-Pacific Group ...................................        10,150
    100  International Paper Co. .................................         5,644
    400  Kimberly-Clark Corp. ....................................        26,100
    600  Smurfit-Stone Container Corp.*...........................        14,700
    100  Temple-Inland, Inc. .....................................         6,594
                                                                     -----------
                                                                          85,044
                                                                     -----------
         Health Care Providers - 0.4%
  1,000  Columbia HCA Healthcare Corp. ...........................        29,313
    800  Tenet Healthcare Corp.*..................................        18,800
                                                                     -----------
                                                                          48,113
                                                                     -----------
         Heavy Machinery - 1.3%
    400  Applied Materials, Inc.*.................................        50,675
    300  Caterpillar, Inc. .......................................        14,119
    100  Cooper Cameron Corp.*....................................         4,894
    600  Deere & Co. .............................................        26,025
    300  Grainger (W.W.), Inc. ...................................        14,344
    500  Ingersoll-Rand Co. ......................................        27,531
    100  Smith International, Inc.*...............................         4,969
                                                                     -----------
                                                                         142,557
                                                                     -----------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                              -----------

         Home Construction, Furnishings
         & Appliances - 4.3%
  3,000  General Electric Co. ....................................   $   464,250
    200  Lear Corp.*..............................................         6,400
    500  Leggett & Platt, Inc. ...................................        10,719
    200  Miller (Herman), Inc. ...................................         4,600
                                                                     -----------
                                                                         485,969
                                                                     -----------
         Household Products - 0.3%
    700  Rohm & Haas Co. .........................................        28,481
      5  Water Pik Technologies, Inc.*............................            48
                                                                     -----------
                                                                          28,529
                                                                     -----------
         Industrial - Diversified - 1.2%
  3,400  Tyco International Ltd. .................................       132,175
                                                                     -----------
         Information Retrieval Services - 2.6%
  3,300  America Online, Inc. ....................................       248,944
    100  Yahoo, Inc.*.............................................        43,269
                                                                     -----------
                                                                         292,213
                                                                     -----------
         Insurance - 3.2%
    200  Aetna, Inc. .............................................        16,744
  2,800  Allstate Corp. ..........................................        67,200
    300  AMBAC Financial Group, Inc. .............................        15,656
    400  American International Group.............................        43,250
    900  AON Corp. ...............................................        36,000
    300  AXA Financial, Inc. .....................................        10,163
    300  Cigna Corp. .............................................        24,169
    800  Hartford Financial Services Group........................        37,900
    300  MBIA, Inc. ..............................................        15,844
    400  Safeco Corp. ............................................         9,950
    700  St. Paul Cos. ...........................................        23,581
    400  Torchmark Corp. .........................................        11,625
    200  Travelers Property Casualty Corp. -Class A...............         6,850
    100  United Healthcare Corp. .................................         5,313
    900  UnumProvident Corp. .....................................        28,856
    200  Wellpoint Health Networks*...............................        13,188
                                                                     -----------
                                                                         366,289
                                                                     -----------
         Lodging - 0.3%
    400  Hilton Hotels Corp. .....................................         3,850
    400  Mandalay Resort Group*...................................         8,050
    900  Mirage Resorts, Inc.*....................................        13,781
    500  Starwood Hotels & Resorts World..........................        11,750
                                                                     -----------
                                                                          37,431
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

Disciplined Equity Fund
Advised by: J.P. Morgan Investment Management Inc.
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1999

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                              -----------

         COMMON STOCKS (Continued)
         Media - Broadcasting & Publishing - 3.0%
  1,200  Comcast Corp. - Class A..................................   $    60,675
  1,000  Gannett Co., Inc. .......................................        81,563
    400  Knight Ridder, Inc. .....................................        23,800
  1,700  MediaOne Group, Inc.*....................................       130,581
    500  New York Times Co. - Class A.............................        24,563
    300  Times Mirror Co. - Class A...............................        20,100
                                                                     -----------
                                                                         341,282
                                                                     -----------
         Medical Supplies - 0.8%
    600  Becton Dickinson & Co. ..................................        16,050
    600  Boston Scientific Corp.*.................................        13,125
    200  Eaton Corp. .............................................        14,525
    700  Medtronics, Inc. ........................................        25,506
    100  PE Corp. - PE Biosystems Group...........................        12,031
    200  St. Jude Medical, Inc.*..................................         6,138
                                                                     -----------
                                                                          87,375
                                                                     -----------
         Metals - 1.2%
    400  Alcoa, Inc. .............................................        33,200
    200  Allegheny Technologies, Inc. ............................         4,488
    300  Cooper Industries, Inc. .................................        12,131
    500  Freeport-McMoran Copper & Gold -Class B*.................        10,563
  1,200  Lockheed Martin Corp. ...................................        26,250
    500  Reynolds Metals Co. .....................................        38,313
    200  USX-U.S. Steel Group, Inc. ..............................         6,600
                                                                     -----------
                                                                         131,545
                                                                     -----------
         Oil & Gas - 5.4%
    600  Chevron Corp. ...........................................        51,975
    700  Conoco, Inc. - Class B...................................        17,413
    300  Ensco International, Inc. ...............................         6,863
  4,100  Exxon Mobil Corp. .......................................       330,306
    300  Global Marine, Inc.*.....................................         4,988
    300  Phillips Petroleum Co. ..................................        14,100
  2,800  Royal Dutch Petroleum Co. ...............................       169,225
    400  R&B Falcon Corp.*........................................         5,300
    300  Tosco Corp. .............................................         8,156
    200  Ultramar Diamond Shamrock Corp. .........................         4,538
    300  Union Pacific Resources Group ...........................         3,825
                                                                     -----------
                                                                         616,689
                                                                     -----------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                              -----------

         Pharmaceuticals - 7.1%
  1,500  Abbott Laboratories......................................   $    54,469
  2,300  American Home Products Corp. ............................        90,706
  3,100  Bristol-Myers Squibb Co. ................................       198,981
    800  Forest Laboratories - Class A*...........................        49,150
    500  Genzyme Corp.*...........................................        22,500
  1,900  Lilly (Eli) & Co. .......................................       126,350
    700  Merck & Co., Inc. .......................................        46,944
    400  Pfizer, Inc. ............................................        12,975
  2,000  Schering-Plough Corp. ...................................        84,375
  1,400  Warner-Lambert Co. ......................................       114,713
    100  Watson Pharmaceutical, Inc.*.............................         3,581
                                                                     -----------
                                                                         804,744
                                                                     -----------
         Prepackaged Software - 6.7%
    200  Adobe Systems, Inc. .....................................        13,450
    400  BMC Software, Inc.*......................................        31,975
    100  Citrix Systems, Inc.*....................................        12,300
  5,700  Microsoft Corp.*.........................................       665,444
    200  Network Associates, Inc.*................................         5,338
    500  Novell, Inc.*............................................        19,969
    100  Oracle Corp.*............................................        11,206
                                                                     -----------
                                                                         759,682
                                                                     -----------
         Retailers - 4.0%
    300  CVS Corp. ...............................................        11,981
  1,000  Dayton-Hudson Corp. .....................................        73,438
    500  Federated Department Stores*.............................        25,281
  1,200  K Mart Corp.*............................................        12,075
    800  MAY Department Stores Co. ...............................        25,800
    300  Penney (J.C.) Co., Inc. .................................         5,981
    400  Sears, Roebuck & Co. ....................................        12,175
    900  TJX Companies, Inc. .....................................        18,394
  3,800  Wal-Mart Stores, Inc. ...................................       262,675
                                                                     -----------
                                                                         447,800
                                                                     -----------
         Telephone Systems - 7.3%
  1,700  AT&T Corp. ..............................................        86,275
    900  Bell Atlantic Corp. .....................................        55,406
    200  Exodus Communications, Inc.*.............................        17,763
  1,000  Global Crossing Ltd.*....................................        50,000
  1,500  GTE Corp. ...............................................       105,844
    500  Level 3 Communications, Inc.*............................        40,938

   The accompanying notes are an integral part of these financial statements.

Disciplined Equity Fund
Advised by: J.P. Morgan Investment Management Inc.
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1999

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                              -----------

         COMMON STOCKS (Continued)
         Telephone Systems (Continued)
   4,200 MCI Worldcom, Inc.*......................................   $   222,863
   5,000 SBC Communications, Inc. ................................       243,750
                                                                     -----------
                                                                         822,839
                                                                     -----------
         Textiles, Clothing & Fabrics - 0.4%
     300 Jones Apparel Group, Inc.*...............................         8,138
   1,800 Sara Lee Corp. ..........................................        39,713
                                                                     -----------
                                                                          47,851
                                                                     -----------
         Transportation - 0.4%
     600 Burlington Northern Santa Fe Co. ........................        14,550
     300 CSX Corp. ...............................................         9,413
     500 Norfolk Southern Corp. ..................................        10,250
     300 Union Pacific Corp. .....................................        13,088
                                                                     -----------
                                                                          47,301
                                                                     -----------
         TOTAL INVESTMENTS - 98.4%
          (Cost $10,110,698)......................................    11,141,395
         Other Assets and Liabilities - 1.6%......................       175,668
                                                                     -----------
         TOTAL NET ASSETS - 100.0%................................   $11,317,063
                                                                     ===========

    Notes to Portfolio of Investments
    *Non-income producing security.
   The accompanying notes are an integral part of these financial statements.

Value Equity Fund
Advised by: Salomon Brothers Asset Management Inc
PORTFOLIO OF INVESTMENTS
December 31, 1999

                                                                      Value
 Shares                                                             (Note 1)
 ------                                                            -----------

         COMMON STOCKS - 92.6%
         Aerospace & Defense - 1.7%
  1,600  Honeywell International, Inc. .........................   $    92,300
                                                                   -----------
         Banking - 11.8%
    500  American Express Co. ..................................        83,125
  1,700  Associates First Capital Corp. -
          Class A...............................................        46,644
  3,200  Bank of New York Co., Inc. ............................       128,000
  1,300  Chase Manhattan Corp. .................................       100,994
  1,800  Comerica, Inc. ........................................        84,038
  2,300  Fleet Boston Corp. ....................................        80,069
  1,300  Freddie Mac............................................        61,181
  1,900  Household International, Inc. .........................        70,775
                                                                   -----------
                                                                       654,826
                                                                   -----------
         Beverages, Food & Tobacco - 9.2%
  2,300  Coca-Cola Enterprises..................................        46,288
  5,600  Pepsi Bottling Group, Inc. ............................        92,750
  2,800  Philip Morris Companies, Inc. .........................        64,925
  3,600  Ralston-Ralston Purina Group...........................       100,350
  1,400  RJ Reynolds Tobacco Holdings, Inc. ....................        24,675
  3,100  Safeway, Inc.*.........................................       110,244
  4,500  Tyson Foods, Inc. - Class A............................        73,125
                                                                   -----------
                                                                       512,357
                                                                   -----------
         Building Materials - 0.5%
    700  Vulcan Materials Co. ..................................        27,956
                                                                   -----------
         Communications - 2.8%
  2,700  Alcatel SA - ADR.......................................       121,500
    600  Panamsat Corp.*........................................        35,625
                                                                   -----------
                                                                       157,125
                                                                   -----------
         Computer Integrated Systems Design - 1.4%
  1,600  3Com Corp.*............................................        75,200
                                                                   -----------
         Computers & Information - 6.0%
  1,000  Hewlett-Packard Co. ...................................       113,938
  1,000  International Business Machines Corp. .................       108,000
  2,400  Seagate Technology, Inc.*..............................       111,750
                                                                   -----------
                                                                       333,688
                                                                   -----------
         Electronics - 1.8%
    300  General Motors Corp. - Class H*........................        28,800
    900  Intel Corp. ...........................................        74,081
                                                                   -----------
                                                                       102,881
                                                                   -----------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                              -----------

         Entertainment & Leisure - 4.2%
  1,700  AT&T - Liberty Media Group -
          Class A*................................................   $    96,475
  4,100  News Corp. Ltd. - ADR....................................       137,094
                                                                     -----------
                                                                         233,569
                                                                     -----------
         Financial Services - 4.1%
    900  Goldman Sachs Group, Inc. ...............................        84,769
  1,000  Morgan Stanley Dean Witter & Co. ........................       142,743
                                                                     -----------
                                                                         227,512
                                                                     -----------
         Food Retailers - 0.9%
    600  Delhaize America, Inc. - Class A.........................        12,188
  1,700  Delhaize America, Inc. - Class B.........................        35,488
                                                                     -----------
                                                                          47,676
                                                                     -----------
         Forest Products & Paper - 1.9%
  1,900  International Paper Co. .................................       107,231
                                                                     -----------
         Heavy Machinery - 1.4%
  1,400  Ingersoll-Rand Co. ......................................        77,088
                                                                     -----------
         Household Products - 1.6%
    700  Corning, Inc. ...........................................        90,256
                                                                     -----------
         Industrial - Diversified - 1.1%
  1,600  Tyco International Ltd. .................................        62,200
                                                                     -----------
         Insurance - 2.2%
    800  American General Corp. ..................................        60,700
  1,900  UnumProvident Corp. .....................................        60,919
                                                                     -----------
                                                                         121,619
                                                                     -----------
         Media - Broadcasting & Publishing - 1.0%
    900  Viacom, Inc.*............................................        54,394
                                                                     -----------
         Medical Supplies - 1.2%
  2,400  Becton Dickinson & Co. ..................................        64,200
                                                                     -----------
         Metals - 1.6%
  1,100  Alcoa, Inc. .............................................        91,300
                                                                     -----------
         Oil & Gas - 13.5%
  1,000  Amerada Hess Corp. ......................................        56,750
    800  Atlantic Richfield Co. ..................................        69,200
  2,400  Burlington Resources, Inc. ..............................        79,350
  1,400  Coastal Corp. ...........................................        49,613
  3,300  Conoco, Inc. - Class A...................................        81,675
  7,800  Nabisco Group Holdings Corp. ............................        82,875

   The accompanying notes are an integral part of these financial statements.

Value Equity Fund
Advised by: Salomon Brothers Asset Management Inc
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1999

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                              -----------

         COMMON STOCKS (Continued)
         Oil & Gas (Continued)
   1,400 Royal Dutch Petroleum Co. ...............................   $    84,613
   1,500 Total Fina SA - ADR......................................       103,875
   1,600 Unocal Corp. ............................................        53,700
   2,000 USX-Marathon Group, Inc. ................................        49,375
   1,400 Williams Cos., Inc. .....................................        42,788
                                                                     -----------
                                                                         753,814
                                                                     -----------
         Pharmaceuticals - 6.6%
   1,500 Abbott Laboratories......................................        54,469
   1,300 American Home Products Corp. ............................        51,269
   1,400 Lilly (Eli) & Co. .......................................        93,100
   1,200 Merck & Co., Inc. .......................................        80,475
   2,000 Pharmacia & Upjohn, Inc. ................................        90,000
                                                                     -----------
                                                                         369,313
                                                                     -----------
         Prepackaged Software - 1.3%
   1,900 Compuware Corp.*.........................................        70,775
                                                                     -----------
         Retailers - 4.8%
     900 Costco Wholesale Corp.*..................................        82,125
   1,200 Dayton-Hudson Corp. .....................................        88,125
   1,900 Federated Department Stores*.............................        96,069
                                                                     -----------
                                                                         266,319
                                                                     -----------
         Telephone Systems - 7.2%
   1,800 Bell Atlantic Corp. .....................................       110,813
   1,500 GTE Corp. ...............................................       105,844
   1,650 MCI Worldcom, Inc.*......................................        87,553
   2,000 SBC Communications, Inc. ................................        97,500
                                                                     -----------
                                                                         401,710
                                                                     -----------
         Transportation - 2.8%
   2,400 Canadian National Railway Co. ...........................        63,150
   2,100 Canadian Pacific Ltd. ...................................        45,281
     800 Union Pacific Corp. .....................................        34,900
     200 United Parcel Service, Inc. - Class B....................        13,800
                                                                     -----------
                                                                         157,131
                                                                     -----------
         TOTAL COMMON STOCKS
          (Cost $4,843,462).......................................   $ 5,152,440
                                                                     -----------

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                           -----------

           DEBT OBLIGATIONS - 0.5%
           Corporate Debt - 0.5%
  $25,000  NTL, Inc., 5.75%, due 12/15/2009 144A..................   $    26,875
                                                                     -----------
           TOTAL DEBT OBLIGATIONS
            (Cost $25,000)........................................   $    26,875
                                                                     -----------
 Number of
 Contracts
 ---------

           PUT OPTIONS PURCHASED - 0.1%
           Options on Equities - 0.1%
      500  American Express Co.,
            Expires 1/22/00, Strike 150...........................     $     563
    1,000  Tyco International Ltd.,
            Expires 1/22/00, Strike 40............................         2,875
      600  Tyco International Ltd.,
            Expires 1/22/00, Strike 42.5..........................         2,700
                                                                     -----------
           TOTAL PUT OPTIONS PURCHASED
            (Cost $9,772).........................................         6,138
                                                                     -----------
           TOTAL INVESTMENTS - 93.2%
            (Cost $4,878,234).....................................     5,185,453
           Other Assets and Liabilities
            (net) - 6.8%..........................................       380,795
                                                                     -----------
           TOTAL NET ASSETS - 100.0%..............................   $ 5,566,248
                                                                     ===========

     Notes to the Portfolio of Investments:
     *Non-income producing security.
     ADR - American Depository Receipt
     144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   The accompanying notes are an integral part of these financial statements.

Balanced Fund
Advised by: OpCap Advisors
PORTFOLIO OF INVESTMENTS
December 31, 1999

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                               ----------

         COMMON STOCKS - 53.0%
         Airlines - 1.0%
    800  AMR Corp.*................................................   $   53,600
                                                                      ----------
         Banking - 13.6%
  8,500  Fleet Boston Corp. .......................................      295,906
  6,300  Freddie Mac...............................................      296,494
  2,100  Household International, Inc. ............................       78,225
  1,100  Wells Fargo Co. ..........................................       44,481
                                                                      ----------
                                                                         715,106
                                                                      ----------
         Commercial Services - 2.1%
  6,500  Waste Management, Inc. ...................................      111,719
                                                                      ----------
         Communications - 1.8%
  1,400  Ericsson (LM) Telephone - ADR.............................       91,963
                                                                      ----------
         Electronics - 0.6%
  2,100  General Semiconductor, Inc.*..............................       29,794
                                                                      ----------
         Food Retailers - 6.6%
 18,400  Kroger Co.*...............................................      347,300
                                                                      ----------
         Heavy Machinery - 1.1%
  1,200  Caterpillar, Inc. ........................................       56,475
                                                                      ----------
         Insurance - 3.8%
  1,100  Aetna, Inc. ..............................................       61,394
  3,500  Conseco, Inc. ............................................       62,563
  1,500  XL Capital Ltd. - Class A.................................       77,813
                                                                      ----------
                                                                         201,770
                                                                      ----------
         Metals - 1.4%
  3,400  Freeport-McMoran Copper & Gold -Class B*..................       71,825
                                                                      ----------
         Pharmaceuticals - 5.9%
  6,400  American Home Products Corp. .............................      252,400
  1,200  Cardinal Health, Inc. ....................................       57,450
                                                                      ----------
                                                                         309,850
                                                                      ----------
         Prepackaged Software - 4.8%
  3,600  Computer Associates
          International, Inc. .....................................      251,775
                                                                      ----------
         Retailers - 2.8%
  3,700  CVS Corp. ................................................      147,769
                                                                      ----------
         Telephone Systems - 6.1%
  3,700  Bell Atlantic Corp. ......................................      227,781
  1,400  Sprint Corp. (FON Group)..................................       94,238
                                                                      ----------
                                                                         322,019
                                                                      ----------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                           ------------

           Transportation - 1.4%
     3,300 Canadian Pacific Ltd. ...............................   $     71,156
                                                                   ------------
           TOTAL COMMON STOCKS
            (Cost $2,726,059)...................................   $  2,782,121
                                                                   ------------
           DEBT OBLIGATIONS - 33.4%
           Corporate Debt - 15.2%
   225,000 Conseco Finance Trust III,
            8.796%, due 04/01/2027..............................   $    204,336
   200,000 Delta Air Lines,
            7.70%, due 12/15/2005 144A..........................        196,695
   200,000 Electronic Data Systems Corp., 6.85%, due
            12/15/2004..........................................        197,565
   200,000 Textron Financial Corp.,
            7.125%, due 12/09/2004..............................        197,592
                                                                   ------------
                                                                        796,188
                                                                   ------------
           U.S. Government - 18.2%
 1,023,100 U.S. Treasury Inflation Indexed Note, 3.875%, due
            4/15/2029...........................................        955,317
                                                                   ------------
           TOTAL DEBT OBLIGATIONS
            (Cost $1,783,946)...................................      1,751,505
                                                                   ------------
           TOTAL INVESTMENTS - 86.4%
            (Cost $4,510,005)...................................      4,533,626
           Other Assets and Liabilities
            (net) - 13.6%.......................................        714,571
                                                                   ------------
           TOTAL NET ASSETS - 100.0%............................   $  5,248,198
                                                                   ============

    Notes to the Portfolio of Investments:
    *Non-income producing security.
    ADR - American Depository Receipt
    144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   The accompanying notes are an integral part of these financial statements.

LSA Variable Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1999

                           Emerging     Focused     Growth   Disciplined   Value
                         Growth Equity   Equity     Equity     Equity      Equity    Balanced
                             Fund         Fund       Fund       Fund        Fund       Fund
                         ------------- ---------- ---------- ----------- ---------- ----------
Assets:
 Investments, at value
  (Note 1)*.............  $8,691,634   $6,331,756 $6,340,603 $11,141,395 $5,185,453 $4,533,626
 Cash...................     446,046      250,825     43,026     180,962    384,949    712,610
 Receivable from:
   Securities sold......          --           --     25,228          --     10,164         --
   Dividends and
    interest............       1,052        2,823      4,951      15,148      9,581     23,952
   Manager (Note 2).....      10,827       11,409     11,380      10,097     11,533     11,585
 Prepaid insurance......       3,052        3,052      3,052       3,052      3,052      3,052
                          ----------   ---------- ---------- ----------- ---------- ----------
     Total assets.......   9,152,611    6,599,865  6,428,240  11,350,654  5,604,732  5,284,825
                          ----------   ---------- ---------- ----------- ---------- ----------
Liabilities:
 Payable for:
   Securities
    purchased...........          --           --      8,766          --         --         --
   Capital stock
    redemptions.........          15           21         15           6          8          3
   Written options
    outstanding, at
    value (Notes 1 and
    5)..................          --           --         --          --      3,475         --
 Accrued expenses:
   Management fees (Note
    2)..................       7,242        4,710      4,298       6,998      3,637      3,497
   Other................      26,536       31,077     31,598      26,587     31,364     33,127
                          ----------   ---------- ---------- ----------- ---------- ----------
     Total liabilities..      33,793       35,808     44,677      33,591     38,484     36,627
                          ----------   ---------- ---------- ----------- ---------- ----------
Net assets..............  $9,118,818   $6,564,057 $6,383,563 $11,317,063 $5,566,248 $5,248,198
                          ==========   ========== ========== =========== ========== ==========

Net assets consist of:
 Paid-in capital........  $5,363,381   $5,520,584 $5,336,979 $10,187,396 $5,193,434 $5,106,912
 Undistributed net
  investment income.....          --           --         --         434         44        165
 Accumulated net
  realized gain on
  investments and
  written options.......     447,828      152,921     41,412      98,536     59,833    117,500
 Net unrealized
  appreciation on
  investments and
  written options.......   3,307,609      890,552  1,005,172   1,030,697    312,937     23,621
                          ----------   ---------- ---------- ----------- ---------- ----------
Net assets..............  $9,118,818   $6,564,057 $6,383,563 $11,317,063 $5,566,248 $5,248,198
                          ==========   ========== ========== =========== ========== ==========
Shares outstanding......     521,431      544,049    529,023   1,016,900    518,427    510,500
                          ==========   ========== ========== =========== ========== ==========
Net asset value,
 offering price and
 redemption price per
 share..................  $    17.49   $    12.07 $    12.07 $     11.13 $    10.74 $    10.28
                          ==========   ========== ========== =========== ========== ==========
 * Cost of investments..  $5,384,025   $5,441,204 $5,335,431 $10,110,698 $4,878,234 $4,510,005

   The accompanying notes are an integral part of these financial statements.

LSA Variable Series Trust
STATEMENTS OF OPERATIONS
For the Period From October 1, 1999 (commencement of operations) through December 31, 1999

                           Emerging     Focused      Growth    Disciplined   Value
                         Growth Equity   Equity      Equity      Equity      Equity   Balanced
                             Fund         Fund        Fund        Fund        Fund      Fund
                         ------------- ----------  ----------  -----------  --------  --------
Investment income:
 Interest...............  $    5,227   $    4,490  $    4,395  $    6,760   $  6,275  $ 35,387
 Dividends..............          56        7,618      10,801      35,429     16,353     8,514
                          ----------   ----------  ----------  ----------   --------  --------
     Total investment
      income............       5,283       12,108      15,196      42,189     22,628    43,901
                          ----------   ----------  ----------  ----------   --------  --------
Expenses:
 Investment management
  fee (Note 2)..........      17,635       12,934      11,766      19,857     10,401    10,297
 Custody and
  administration fees...      22,310       22,310      22,310      22,310     22,310    22,310
 Audit fees.............      14,343       14,343      14,343      14,343     14,343    14,343
 Legal fees.............       4,451        4,451       4,451       4,451      4,451     4,451
 Trustees' fees.........       3,750        3,750       3,750       3,750      3,750     3,750
 Printing fees..........       1,978        1,978       1,978       1,978      1,978     1,978
 Insurance..............       1,081        1,081       1,081       1,081      1,081     1,081
 Other..................         935          935         935         935        935       935
                          ----------   ----------  ----------  ----------   --------  --------
     Total expenses.....      66,483       61,782      60,614      68,705     59,249    59,145
 Less: Expenses
    waived/reimbursed
    by the Manager
    (Note 2)............     (43,809)     (44,763)    (44,695)    (40,905)   (44,947)  (44,987)
                          ----------   ----------  ----------  ----------   --------  --------
 Net operating
  expenses..............      22,674       17,019      15,919      27,800     14,302    14,158
                          ----------   ----------  ----------  ----------   --------  --------
Net investment income
 (loss).................     (17,391)      (4,911)       (723)     14,389      8,326    29,743
                          ----------   ----------  ----------  ----------   --------  --------

Realized and unrealized
 gain (loss):
 Net realized gain
  (loss) on:
   Investment
    transactions........     465,219      157,832      47,116     128,268     57,403   118,122
   Written options......          --           --          --          --      2,430        --
                          ----------   ----------  ----------  ----------   --------  --------
   Net realized gain....     465,219      157,832      47,116     128,268     59,833   118,122
                          ----------   ----------  ----------  ----------   --------  --------
 Net change in
  unrealized
  appreciation
  (depreciation) on:
   Investments..........   3,307,609      890,552   1,005,172   1,030,697    307,219    23,621
   Written options......          --           --          --          --      5,718        --
                          ----------   ----------  ----------  ----------   --------  --------
     Net change in
      unrealized
      appreciation
      (depreciation)....   3,307,609      890,552   1,005,172   1,030,697    312,937    23,621
                          ----------   ----------  ----------  ----------   --------  --------
Net realized and
 unrealized gain........   3,772,828    1,048,384   1,052,288   1,158,965    372,770   141,743
                          ----------   ----------  ----------  ----------   --------  --------
Net increase in net
 assets resulting from
 operations.............  $3,755,437   $1,043,473  $1,051,565  $1,173,354   $381,096  $171,486
                          ==========   ==========  ==========  ==========   ========  ========

   The accompanying notes are an integral part of these financial statements.

LSA Variable Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

                           Emerging
                            Growth      Focused       Growth    Disciplined      Value
                            Equity       Equity       Equity       Equity        Equity      Balanced
                             Fund         Fund         Fund         Fund          Fund         Fund
                         ------------ ------------ ------------ ------------  ------------ ------------
                         Period Ended Period Ended Period Ended Period Ended  Period Ended Period Ended
                         December 31, December 31, December 31, December 31,  December 31, December 31,
                           1999(a)      1999(a)      1999(a)      1999(a)       1999(a)      1999(a)
                         ------------ ------------ ------------ ------------  ------------ ------------
Increase (decrease) in
 net assets from:
Operations:
 Net investment income
  (loss)................  $  (17,391)  $   (4,911)  $     (723) $    14,389    $    8,326   $   29,743
 Net realized gain
  (loss)................     465,219      157,832       47,116      128,268        59,833      118,122
 Net change in
  unrealized
  appreciation
  (depreciation)........   3,307,609      890,552    1,005,172    1,030,697       312,937       23,621
                          ----------   ----------   ----------  -----------    ----------   ----------
 Net increase in net
  assets resulting from
  operations............   3,755,437    1,043,473    1,051,565    1,173,354       381,096      171,486
                          ----------   ----------   ----------  -----------    ----------   ----------
Distributions to
 shareholders:
 From net investment
  income................          --           --           --      (13,955)       (8,282)     (29,578)
 From net realized
  capital gains.........          --           --       (4,981)     (29,732)           --         (622)
                          ----------   ----------   ----------  -----------    ----------   ----------
   Total distributions
    to shareholders.....          --           --       (4,981)     (43,687)       (8,282)     (30,200)
                          ----------   ----------   ----------  -----------    ----------   ----------
Fund share transactions
 (Note 4):
 Proceeds from shares
  sold..................   5,363,475    5,520,713    5,332,263   10,143,759     5,185,333    5,076,740
 Net asset value of
  shares issued on
  reinvestment of
  distributions.........          --           --        4,981       43,687         8,282       30,200
 Cost of shares
  repurchased...........         (94)        (129)        (265)         (50)         (181)         (28)
                          ----------   ----------   ----------  -----------    ----------   ----------
 Net increase in net
  assets resulting from
  Fund share
  transactions..........   5,363,381    5,520,584    5,336,979   10,187,396     5,193,434    5,106,912
                          ----------   ----------   ----------  -----------    ----------   ----------
Total change in net
 assets.................   9,118,818    6,564,057    6,383,563   11,317,063     5,566,248    5,248,198
Net assets:
 Beginning of period....          --           --           --           --            --           --
                          ----------   ----------   ----------  -----------    ----------   ----------
 End of period*.........  $9,118,818   $6,564,057   $6,383,563  $11,317,063    $5,566,248   $5,248,198
                          ----------   ----------   ----------  -----------    ----------   ----------
 * Including
   undistributed net
   investment income
   of:..................  $       --   $       --   $       --  $       434    $       44   $      165

(a)   Fund commenced operations on October 1, 1999.
   The accompanying notes are an integral part of these financial statements.

LSA Variable Series Trust
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                           Emerging
                            Growth      Focused       Growth     Disciplined     Value
                            Equity       Equity       Equity        Equity       Equity      Balanced
                             Fund         Fund         Fund          Fund         Fund         Fund
                         ------------ ------------ ------------  ------------ ------------ ------------
                         Period Ended Period Ended Period Ended  Period Ended Period Ended Period Ended
                         December 31, December 31, December 31,  December 31, December 31, December 31,
                           1999(a)      1999(a)      1999(a)       1999(a)      1999(a)      1999(a)
                         ------------ ------------ ------------  ------------ ------------ ------------
Net asset value,
 beginning of period....    $10.00       $10.00       $10.00       $ 10.00       $10.00       $10.00
                            ------       ------       ------       -------       ------       ------
Income from investment
 operations:
 Net investment income
  (loss)................     (0.03)       (0.01)       (0.00)(b)      0.01         0.02         0.06
 Net realized and
  unrealized gain
  (loss)................      7.52         2.08         2.08          1.16         0.74         0.28
                            ------       ------       ------       -------       ------       ------
   Total from investment
    operations..........      7.49         2.07         2.08          1.17         0.76         0.34
                            ------       ------       ------       -------       ------       ------
Less distributions to
 shareholders:
 From net investment
  income................        --           --           --         (0.01)       (0.02)       (0.06)
 From net realized
  capital gains.........        --           --        (0.01)        (0.03)          --        (0.00)(c)
                            ------       ------       ------       -------       ------       ------
   Total distributions..        --           --        (0.01)        (0.04)       (0.02)       (0.06)
                            ------       ------       ------       -------       ------       ------
Net asset value, end of
 period.................    $17.49       $12.07       $12.07       $ 11.13       $10.74       $10.28
                            ======       ======       ======       =======       ======       ======
Total Return*...........     74.90%       20.70%       20.80%        11.73%        7.56%        3.40%
Ratios/Supplemental
 Data:
 Net assets, end of
  period (000's)........    $9,119       $6,564       $6,384       $11,317       $5,566       $5,248
 Net expenses to
  average daily net
  assets**..............      1.35%        1.25%        1.15%         1.05%        1.10%        1.10%
 Net investment income
  (loss) to average
  daily net assets**....     (1.04)%       (.36)%       (.05)%        0.54%        0.64%        2.31%
 Portfolio turnover
  rate..................        47%          26%          13%           17%          18%          35%
 Without the
  waiver/reimbursement
  of expenses by the
  Manager, the ratio of
  net expenses and net
  investment income
  (loss) to average net
  assets would have
  been:
   Expenses**...........      3.96%        4.54%        4.38%         2.59%        4.56%        4.60%
   Net investment income
    (loss)**............     (3.65)%      (3.65)%      (3.28)%       (1.00)%      (2.82)%      (1.19)%

(a)   Fund commenced operations on October 1, 1999.
(b)   Net investment loss was less than $0.01 per share.
(c)   Distributions from net realized capital gains were less than $0.01 per share.
 *    Not annualized.
**    Annualized.
   The accompanying notes are an integral part of these financial statements.

LSA Variable Series Trust
NOTES TO FINANCIAL STATEMENTS

LSA Variable Series Trust (the "Trust") was formed as a Delaware business trust on March 2, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust consists of six portfolios: the Emerging Growth Equity Fund, the Focused Equity Fund, the Growth Equity Fund, the Disciplined Equity Fund, the Value Equity Fund, and the Balanced Fund (each referred to as a "Fund" and together as the "Funds"). Shares of the Funds are sold exclusively to insurance company separate accounts as a funding vehicle for variable life and/or variable annuity contracts. Each of the Funds commenced operations on October 1, 1999.

The Emerging Growth Equity Fund's investment objective is capital appreciation by investing in smaller (usually companies with a market capitalization of $1.5 billion or less), rapidly growing emerging companies. The Focused Equity Fund seeks to provide capital appreciation by investing primarily in equity securities. The Growth Equity Fund seeks long-term growth of capital by investing in a portfolio of equity securities (mainly common stocks). The Disciplined Equity Fund seeks to provide a consistently high total return from a broad portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 (S&P 500) Composite Stock Price Index. The Value Equity Fund seeks to provide long-term growth of capital by investing primarily in common stocks of established U.S. companies. Current income is a secondary objective of the Value Equity Fund. The Balanced Fund seeks to provide a combination of growth of capital and investment income by investing in a mix of debt and equity securities. Growth of capital is the Balanced Fund's primary objective.

1. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Portfolio Valuation
Equity securities are valued at the last sales price reported on principal securities exchanges (domestic or foreign). If no sale took place on such day, then such securities are valued at the mean between the bid and asked prices. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term debt securities with a maturity of less than 60 days when purchased are valued at amortized cost, which approximates market value, and the interest payable at maturity is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the Fund's investments assuming the instrument's obligation is paid in full on maturity. Short-term debt securities with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days, from which time the investments are valued at amortized cost. Options are valued at the last sales price; if no sales took place on such day, then options are valued at the mean between the bid and asked prices. Unlisted securities and securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Funds' Board of Trustees.

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of

LSA Variable Series Trust
NOTES TO FINANCIAL STATEMENTS (Continued)


1. Significant Accounting Policies (Continued)

investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

Options
Each Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund's exposure to the underlying instrument. Writing call options tends to decrease a Fund's exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 5 for a summary of open written option contracts as of December 31, 1999.

Each Fund may also purchase put and call options. Purchasing call options tends to increase a Fund's exposure to the underlying instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying instrument. A Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid from purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

Securities Transactions, Investment Income and Expenses
Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date. The majority of expenses of the Trust can be directly attributed to an individual Fund. Expenses which cannot be directly attributed are allocated taking into consideration, among other things, the nature and type of expense and the relative net assets of the Funds.

Dividends and Distributions to Shareholders
Each Fund intends to distribute substantially all of its income and capital gains each year. All dividend and capital gain distributions will automatically be reinvested in additional shares of the Funds. Distributions are recorded on the ex-dividend date.

Federal Income Taxes
Each Fund intends to elect to be treated, and intends to qualify for each taxable year, as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). As such, and by

LSA Variable Series Trust
NOTES TO FINANCIAL STATEMENTS (Continued)

complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing and other requirements of the Code. Therefore, no provision for federal income or excise tax is necessary.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses. Distributions in excess of tax basis earnings and profits, if any, are reported in the Funds' financial statements as a return of capital. Differences in the recognition of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

2. Management fees and other transactions with affiliates

LSA Asset Management LLC (the "Manager") serves as investment manager to the Funds pursuant to an Investment Management Agreement with the Trust. LSA Asset Management LLC is a wholly owned subsidiary of Allstate Life Insurance Company, which is wholly owned by Allstate Insurance Company, a wholly owned subsidiary of The Allstate Corporation. The Manager is entitled to receive from each Fund a management fee, payable monthly, at an annual rate as a percentage of average daily net assets of each Fund as set forth in the table below.

                                 Fund                            Management Fees
      ---------------------------------------------------------- ---------------
      Emerging Growth Equity Fund...............................      1.05%
      Focused Equity Fund.......................................      0.95%
      Growth Equity Fund........................................      0.85%
      Disciplined Equity Fund...................................      0.75%
      Value Equity Fund.........................................      0.80%
      Balanced Fund.............................................      0.80%

The Manager has entered into an advisory agreement for each Fund pursuant to which the Manager has appointed an Adviser to carry out the day-to-day investment and reinvestment of the assets of the relevant Fund. The fees of the Advisers are paid by the Manager. The following table lists the Adviser of each Fund.

                     Fund                                Adviser
      ----------------------------------- --------------------------------------
      Emerging Growth Equity Fund........ RS Investment Management, L.P.
      Focused Equity Fund................ Morgan Stanley Asset Management
      Growth Equity Fund................. Goldman Sachs Asset Management
      Disciplined Equity Fund............ J.P. Morgan Investment Management Inc.
      Value Equity Fund.................. Salomon Brothers Asset Management Inc
      Balanced Fund...................... OpCap Advisors

The Manager has currently agreed to reduce its fees or reimburse the Funds for expenses above certain limits. Currently this limit is set so that no Fund will incur expenses (not including interest, taxes, or brokerage commissions) that exceed the amount of its management fee plus .30% of its assets. The Manager is contractually obligated to continue this arrangement through October 1, 2000.

The Funds pay no salaries or compensation to any officer or Trustee affiliated with the Manager. The compensation of unaffiliated Trustees is borne by the Funds.

At December 31, 1999, separate accounts of Allstate Life and its subsidiaries owned 100% of the outstanding shares of the Funds.

LSA Variable Series Trust
NOTES TO FINANCIAL STATEMENTS (Continued)


3. Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the period ended December 31, 1999, were as follows:

                                                         U.S.
                                                      Government   Other Long-
                                                      Securities Term Securities
                                                      ---------- ---------------
      Purchases
        Emerging Growth Equity Fund..................  $   --      $ 7,954,789
        Focused Equity Fund..........................     --         6,702,972
        Growth Equity Fund...........................     --         6,004,444
        Disciplined Equity Fund......................     --        11,748,037
        Value Equity Fund............................     --         5,717,401
        Balanced Fund................................   980,871      4,718,818

                                                         U.S.
                                                      Government   Other Long-
                                                      Securities Term Securities
                                                      ---------- ---------------
      Sales
        Emerging Growth Equity Fund..................  $   --      $ 3,035,973
        Focused Equity Fund..........................     --         1,419,599
        Growth Equity Fund...........................     --           716,130
        Disciplined Equity Fund......................     --         1,765,607
        Value Equity Fund............................     --           899,827
        Balanced Fund................................     --         1,313,610

At December 31, 1999, aggregated gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were as follows:

                                 Federal    Tax Basis    Tax Basis
                               Income Tax   Unrealized   Unrealized  Net Unrealized
                                  Cost     Appreciation Depreciation  Appreciation
                               ----------- ------------ ------------ --------------
      Emerging Growth Equity
       Fund................... $ 5,389,469  $3,353,226   $ (51,061)    $3,302,165
      Focused Equity Fund.....   5,442,720   1,073,385    (184,349)       889,036
      Growth Equity Fund......   5,335,431   1,110,287    (105,115)     1,005,172
      Disciplined Equity
       Fund...................  10,116,186   1,495,868    (470,659)     1,025,209
      Value Equity Fund.......   4,880,736     560,259    (255,542)       304,717
      Balanced Fund...........   4,510,376     169,698    (146,448)        23,250

LSA Variable Series Trust
NOTES TO FINANCIAL STATEMENTS (Continued)


4. Shares of Beneficial Interest

At December 31, 1999 an unlimited number of shares of beneficial interest without par value were authorized. Changes in shares of beneficial interest were as follows:

                                Emerging Growth   Focused Equity Growth Equity
                                  Equity Fund          Fund          Fund
                               ------------------ -------------- -------------
                                  Period Ended     Period Ended  Period Ended
                                  December 31,     December 31,  December 31,
                                      1999             1999          1999
                               ------------------ -------------- -------------
      Shares sold.............       521,437         544,060        528,631
      Shares repurchased......            (6)            (11)           (23)
      Distributions
       reinvested.............            --              --            415
                                   ---------         -------        -------
      Net increase............       521,431         544,049        529,023
      Fund shares:
        Beginning of year.....            --              --             --
                                   ---------         -------        -------
        End of year...........       521,431         544,049        529,023
                                   =========         =======        =======

                               Disciplined Equity  Value Equity    Balanced
                                      Fund             Fund          Fund
                               ------------------ -------------- -------------
                                  Period Ended     Period Ended  Period Ended
                                  December 31,     December 31,  December 31,
                                      1999             1999          1999
                               ------------------ -------------- -------------
      Shares sold.............     1,012,973         517,670        507,560
      Shares repurchased......            (5)            (17)            (3)
      Distributions
       reinvested.............         3,932             774          2,943
                                   ---------         -------        -------
      Net increase............     1,016,900         518,427        510,500
      Fund shares:
        Beginning of year.....            --              --             --
                                   ---------         -------        -------
        End of year...........     1,016,900         518,427        510,500
                                   =========         =======        =======

LSA Variable Series Trust
NOTES TO FINANCIAL STATEMENTS (Continued)


5. Written options

Transactions in written call options for the Value Equity Fund during the period ended December 31, 1999 are as follows:

     Written option transactions

                                                              Number of
                                                              Contracts Premiums
                                                              --------- --------
      Outstanding, beginning of period.......................      --    $   --
      Options written........................................   2,500    11,831
      Options exercised......................................      --        --
      Options expired........................................      --        --
      Options sold...........................................    (400)   (2,638)
                                                                -----    ------
      Outstanding, end of period.............................   2,100    $9,193
                                                                =====    ======

     Summary of written options outstanding

                                Number of                    Expiration
                                Contracts   Exercise Price      Date      Value
                                ---------   --------------   ----------   ------
      American Express Call         500        $170.00        1/22/00     $2,438
      Tyco International Call       600          47.50        1/22/00        225
      Tyco International Call     1,000          45.00        1/22/00        812
                                                                          ------
                                                                          $3,475
                                                                          ======

6. Federal Tax Information (Unaudited)

For corporate shareholders, a portion of the ordinary dividends paid during the Funds' year ended December 31, 1999 qualified for the dividends received deduction, as follows:

      Growth Equity Fund................................................. 19.52%
      Disciplined Equity Fund............................................ 19.14%
      Value Equity Fund.................................................. 19.75%
      Balanced Fund......................................................  5.50%

                         INDEPENDENT AUDITORS' REPORT
To the Board of Trustees and Shareholders of LSA Variable Series Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of LSA Variable Series Trust, including Emerging Growth Equity Fund, Focused Equity Fund, Growth Equity Fund, Disciplined Equity Fund, Value Equity Fund and Balanced Fund (collectively the "Funds"), as of December 31, 1999, and the related statements of operations, statements of changes in net assets and the financial highlights for the period from October 1, 1999 (commencement of operations) through December 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the Funds' custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at December 31, 1999, the results of their operations, the changes in their net assets, and the financial highlights for the period from October 1, 1999 (commencement of operations) through December 31, 1999, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachusetts
February 9, 2000